Long-term debt - Schedule of Changes in Carrying Value of Loans (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	$ 29,998
Ending balance	30,033
SIF Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	27,536
Changes due to foreign exchange rates, net of contributions received	(206)
Interest expense, net of changes in foreign exchange rates	282
Ending balance	27,612
FedDev Loan
Reconciliation of Carrying Value of Loans [Roll Forward]
Beginning balance	2,462
Changes due to foreign exchange rates, net of contributions received	(41)
Ending balance	$ 2,421